United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 02/29/2012

Item 1. Schedule of Investments

Federated Emerging Market Debt Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS – 41.3%
		Banking – 3.1%
2,800,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	2,838,483
1,300,000		Korea Development Bank, Sr. Unsecd. Note, 3.50%, 8/22/2017	1,308,228
1,000,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	1,023,385
1,500,000	[1,2]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,572,115
		TOTAL	6,742,211
		Beverage & Tobacco – 0.5%
1,000,000	[1,2]	Corp Lindley SA, Series 144A, 6.75%, 11/23/2021	1,077,500
		Broadcast Radio & TV – 1.2%
2,000,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	2,665,433
		Building & Development – 1.1%
1,500,000		Odebrecht Finance Ltd., Series REGS, 7.00%, 4/21/2020	1,653,750
700,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	726,250
		TOTAL	2,380,000
		Building Materials – 0.8%
615,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	648,825
1,000,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	1,006,324
		TOTAL	1,655,149
		Chemicals & Plastics – 0.9%
1,900,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.75%, 4/15/2021	1,997,032
		Conglomerates – 1.5%
1,000,000	[1,2]	Gruposura Finance, Company Guarantee, Series 144A, 5.70%, 5/18/2021	1,031,646
200,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	206,329
250,000	[1,2]	Hutchison Whampoa International Ltd., Sr. Unsecd. Note, Series 144A, 4.625%, 1/13/2022	254,388
1,500,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	1,636,590
		TOTAL	3,128,953
		Container & Glass Products – 1.1%
1,300,000	[3,4]	Vitro SA, Note, 11.75%, 11/1/2013	903,500
2,000,000	[3,4]	Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	1,390,000
		TOTAL	2,293,500
		Financial Services – 0.7%
1,500,000	[1,2]	Grupo Aval Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 2/1/2017	1,544,371
		Food Producers – 0.8%
1,730,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,795,480
		Metals & Mining – 3.6%
1,300,000	[1,2]	Bumi Investment PTE Ltd., Company Guarantee, Series 144A, 10.75%, 10/6/2017	1,405,625
3,250,000		Vale Overseas Ltd., 6.875%, 11/21/2036	4,015,002
2,100,000	[1,2]	Volcan Compania Minera SA, Series 144A, 5.375%, 2/2/2022	2,198,590
		TOTAL	7,619,217
		Oil & Gas – 11.4%
1,000,000	[1,2]	CITGO Petroleum Corp., Sr. Secd. Note, Series 144A, 11.50%, 7/1/2017	1,125,000
700,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	878,787
1,000,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	1,076,323
1,000,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.00%, 11/15/2020	1,008,125
1,550,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 6.875%, 11/1/2041	1,600,375
1

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
1,000,000	[1,2]	KazMunaiGaz Finance Sub BV, Company Guarantee, Series 144A, 6.375%, 4/9/2021	1,096,250
1,000,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	1,096,250
1,000,000	[1,2]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	1,050,765
2,500,000		Pemex Project Funding Master, Company Guarantee, 6.625%, 6/15/2035	2,855,121
1,800,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,926,640
8,200,000		Petroleos de Venezuela, SA, Company Guarantee, Series REGS, 8.50%, 11/2/2017	7,523,500
2,000,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	2,287,635
875,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	893,996
		TOTAL	24,418,767
		Paper Products – 1.0%
1,000,000	[1,2]	Fibria Overseas Finance, Company Guarantee, Series 144A, 6.75%, 3/3/2021	990,000
1,000,000	[1,2]	Fibria Overseas Finance, Company Guarantee, Series 144A, 7.50%, 5/4/2020	1,048,750
		TOTAL	2,038,750
		Pharmaceuticals – 0.5%
1,000,000	[1,2]	Hypermarcas SA, Note, Series 144A, 6.50%, 4/20/2021	975,000
		Real Estate – 0.9%
1,900,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	2,021,796
		Telecommunications & Cellular – 5.6%
650,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	715,000
600,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	642,000
1,000,000	[1]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,020,000
1,000,000	[1,2]	Indosat Palapa Co. BV, Company Guarantee, Series 144A, 7.375%, 7/29/2020	1,135,000
1,500,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,725,000
500,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.00%, 10/19/2025	512,535
1,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	1,018,338
1,400,000	[1,2]	Telemar Norte Leste SA, Sr. Unsecd. Note, Series 144A, 5.50%, 10/23/2020	1,428,406
1,200,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	1,257,000
1,400,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.5043%, 3/1/2022	1,379,700
1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,092,500
		TOTAL	11,925,479
		Utilities – 6.6%
900,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 5.875%, 12/13/2021	946,984
1,780,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	1,883,127
1,750,000	[1,2]	Comision Fed De Electric, Sr. Unsecd. Note, Series 144A, 5.75%, 2/14/2042	1,735,009
500,000	[1,2]	DTEK Finance BV, Company Guarantee, Series 144A, 9.50%, 4/28/2015	500,000
1,000,000		DTEK Finance BV, Sr. Unsecd. Note, Series REGS, 9.50%, 4/28/2015	1,000,000
2,000,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	2,102,500
3,126,000,000	[1,2]	Empresas Public Medelllin, Sr. Unsecd. Note, Series 144A, 8.375%, 2/1/2021	1,855,491
1,550,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.70%, 2/10/2017	1,587,796
2,000,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	2,455,000
		TOTAL	14,065,907
		TOTAL CORPORATE BONDS (IDENTIFIED COST $82,593,202)	88,344,545
		TRADE FINANCE AGREEMENT – 0.1%
		Farming & Agriculture – 0.1%
602,358		[5] Carolbrl, 4.484%, 12/31/2017 (IDENTIFIED COST $602,358)	309,010
2

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES – 49.4%
28,885,000		Argentina, Government of, Note, 7.76-10.78%, 12/15/2035	3,928,360
5,217,864		Argentina, Government of, Note, 8.28%, 12/31/2033	4,122,113
815,000		Belize, Government of, Unsub., 8.50%, 2/20/2029	376,938
14,050,000		Brazil, Government of, Note, 10.00%, 1/1/2017	8,058,608
1,500,000		Brazil, Government of, Note, 6.00%, 5/15/2015	1,974,777
1,500,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	1,762,500
545,000	[1,2]	Central Bank of Nigeria, Note, Series 144A, 6.75%, 1/28/2021	583,831
507,000,000		Chile, Government of, Note, 5.50%, 8/5/2020	1,107,296
2,400,000		Colombia, Government of, 7.375%, 9/18/2037	3,363,600
400,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	491,400
600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	614,100
1,050,000	[1,2]	Egypt, Government of, Note, Series 144A, 6.875%, 4/30/2040	887,250
550,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	611,875
1,800,000	[1,2]	Indonesia, Government of, Series 144A, 5.25%, 1/17/2042	1,919,250
1,800,000		Indonesia, Government of, 6.625%, 2/17/2037	2,245,500
2,500,000	[1,2]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	3,750,000
1,350,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,460,855
1,450,000	[1,2]	Lithuania, Government of, Series 144A, 6.625%, 2/1/2022	1,558,750
23,100,000		Mex Bonos Desarr Fix Rate, 8.50%, 5/31/2029	2,037,039
15,000,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	1,522,262
3,750,000		Panama, Government of, 6.70%, 1/26/2036	4,886,250
4,276,000		Peru, Government of, 6.55%, 3/14/2037	5,419,830
6,825,000		Peru, Government of, Sr. Unsecd. Note, 7.84%, 8/12/2020	2,955,628
88,000,000		Philippines, Government of, Sr. Unsecd. Note, 4.95%, 1/15/2021	2,174,015
1,300,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	1,493,375
2,500,000		Republic of Venezuela, 7.75%, 10/13/2019	2,116,250
4,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	5,827,820
3,000,000	[1,2]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	3,210,000
4,634,250		Russia, Government of, Unsub., 7.50%, 3/31/2030	5,526,343
1,075,000	[1,2]	Senegal, Government of, Sr. Unsecd. Note, Series 144A, 8.75%, 5/13/2021	1,077,688
400,000	[1,2]	Serbia, Government of, Series 144A, 7.25%, 9/28/2021	404,000
650,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	633,750
6,930,000		Turkey, Government of, 6.875%, 3/17/2036	7,571,025
3,000,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	3,120,000
4,697,000		United Mexican States, 6.75%, 9/27/2034	6,129,585
2,000,000		United Mexican States, Sr. Unsecd. Note, 3.625%, 3/15/2022	2,040,000
9,950,000		Venezuela, Government of, 9.375%, 1/13/2034	8,631,625
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $93,054,732)	105,593,488
		MUTUAL FUND – 6.8%
		Finance – 6.8%
14,447,754	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	14,447,754
		TOTAL INVESTMENTS — 97.6% (IDENTIFIED COST $190,698,046)[8]	208,694,797
		OTHER ASSETS AND LIABILITIES - NET — 2.4%[9]	5,051,003
		TOTAL NET ASSETS — 100.0%	$213,745,800

3

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2012, these restricted securities amounted to $70,329,293, which represented 32.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2012, these liquid restricted securities amounted to $67,952,293, which represented 31.8% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Directors, if applicable, held at February 29, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	3/16/2010	$650,000	$715,000
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009	$591,750	$642,000
Digicel Ltd., Sr. Note, Series 144A, 7.00%, 2/15/2020	2/7/2012	$1,000,000	$1,020,000
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holding.
7	7-Day net yield.
8	At February 29, 2012, the cost of investments for federal tax purposes was $190,588,632. The net unrealized appreciation of investments for federal tax purposes was $18,106,165. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,737,210 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,631,045.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

4

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$88,344,545	$ —	$88,344,545
Trade Finance Agreement	—	—	309,010[1]	309,010
Governments/Agencies	—	105,593,488	—	105,593,488
Mutual Fund	14,447,754	—	—	14,447,754
TOTAL SECURITIES	$14,447,754	$193,938,033	$309,010	$208,694,797
1.	Includes $309,913 of a security transferred from Level 2 to Level 3 because the Adviser determined that this security more appropriately meets the definition of Level 3. Transfer shown represents the value of the security at the beginning of the period.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Trade Finance Agreement
Balance as of December 1, 2011	$ —
Change in unrealized appreciation (depreciation)	(903)
Transfers into Level 3	309,913
Balance as of February 29, 2012	$309,010
The total change in unrealized appreciation (depreciation) attributable to investments still held at February 29, 2012	$(903)
5

Federated International Leaders Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Shares		Value in U.S. Dollars
	COMMON STOCKS – 94.2%
	Australia – 1.2%
1,174,700	Boart Longyear Group	5,417,196
	Bermuda – 4.7%
539,123	Invesco Ltd.	13,354,077
161,869	Signet Jewelers Ltd.	7,591,656
	TOTAL	20,945,733
	Canada – 2.0%
211,281	Nexen, Inc.	4,306,976
98,400	Potash Corp. of Saskatchewan, Inc.	4,580,520
	TOTAL	8,887,496
	France – 9.2%
268,118	Accor SA	9,430,461
356,200	AXA	5,744,626
213,831	BNP Paribas SA	10,436,860
314,240	Edenred	8,385,818
22,923	L'Oreal SA	2,614,562
346,103	Tf1 — Tv Francaise	4,136,193
	TOTAL	40,748,520
	Germany – 10.5%
95,475	Bayerische Motoren Werke AG	8,831,609
199,734	Daimler AG	12,079,891
215,161	Heidelberger Zement AG	11,583,916
142,931	SAP AG	9,645,148
164,071	ThyssenKrupp AG	4,427,587
	TOTAL	46,568,151
	Hong Kong – 5.4%
1,044,450	Dah Sing Financial Group	4,127,329
1,610,900	Hang Lung Properties Ltd.	6,106,142
499,388	Sun Hung Kai Properties	7,700,524
627,174	Wing Hang Bank Ltd.	5,931,154
	TOTAL	23,865,149
	Ireland – 6.2%
571,086	CRH PLC	12,204,188
1,053,303	Grafton Group PLC	4,799,350
262,100	Ingersoll-Rand PLC, Class A	10,452,548
	TOTAL	27,456,086
	Jersey Channel Isle – 4.5%
255,897	Wolseley PLC	9,917,037
785,052	WPP PLC	10,035,147
	TOTAL	19,952,184
	Mexico – 2.0%
56,900	Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	3,916,427
238,300	Grupo Televisa SA, ADR	5,082,939
	TOTAL	8,999,366
	Netherlands – 2.7%
208,793	Akzo Nobel NV	11,843,324
1

Shares			Value in U.S. Dollars
		Norway – 0.8%
70,156		Yara International ASA	3,440,398
		Singapore – 4.1%
711,000		City Developments Ltd.	6,327,454
606,238		DBS Group Holdings Ltd.	6,883,284
332,904		United Overseas Bank Ltd.	4,804,635
		TOTAL	18,015,373
		Spain – 1.2%
644,051		Banco Santander, SA	5,343,209
		Sweden – 4.0%
416,800		Assa Abloy AB, Class B	12,661,226
332,900		Volvo AB, Class B	4,857,559
		TOTAL	17,518,785
		Switzerland – 18.2%
248,610		Adecco SA	12,459,354
117,512		Compagnie Financiere Richemont SA, Class A	7,215,421
500,075		Credit Suisse Group AG	13,437,408
9,348		Givaudan SA	8,829,298
293,312		Julius Baer Group Ltd.	11,493,214
153,342		Nestle SA	9,373,066
19,349		Swatch Group AG, Class B	8,773,030
563,971	[1]	Weatherford International Ltd.	9,012,257
		TOTAL	80,593,048
		United Kingdom – 15.6%
546,252		Diageo PLC	13,065,797
1,601,994		HSBC Holdings PLC	14,298,224
253,979		Imperial Tobacco Group PLC	10,064,935
297,899		InterContinental Hotels Group PLC	6,796,067
1,137,808		Michael Page International PLC	8,210,724
123,427		Reckitt Benckiser Group PLC	6,833,274
196,932		Schroders PLC	4,843,566
874,119	[1]	SOCO International PLC	4,697,531
		TOTAL	68,810,118
		United States – 1.8%
524,800		International Game Technology	7,882,496
		TOTAL COMMON STOCKS (IDENTIFIED COST $357,149,130)	416,286,632
		INVESTMENT FUND – 1.8%
143,703		iShares MSCI EAFE Index Fund (IDENTIFIED COST $8,456,837)	7,860,554
		MUTUAL FUND – 1.7%
7,546,320	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	7,546,320
		TOTAL INVESTMENTS — 97.7% (IDENTIFIED COST $373,152,287)[4]	431,693,506
		OTHER ASSETS AND LIABILITIES - NET — 2.3%[5]	10,182,317
		TOTAL NET ASSETS — 100%	$441,875,823

2

At February 29, 2012, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Sold:
3/5/2012	3,316,377 GBP	$5,276,408	$5,275,800	$608

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period were $0 and $152, respectively. This is based on contracts held as of each month-end throughout the fiscal period.

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At February 29, 2012, the cost of investments for federal tax purposes was $373,152,287. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $58,541,219. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $81,499,887 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,958,668.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

3

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock:
Domestic	$7,882,496	$ —	$ —	$7,882,496
International	408,404,136[1]	—	—	408,404,136
Investment Fund	7,860,554	—	—	7,860,554
Mutual Fund	7,546,320	—	—	7,546,320
TOTAL SECURITIES	$431,693,506	$ —	$ —	$431,693,506
OTHER FINANCIAL INSTRUMENTS[2]	$ —	$608	$ —	$608
1	Includes $293,941,346 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GBP	— Great Britain Pound

4

Federated International Small-Mid Company Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 96.3%
		Australia – 1.1%
526,655		Boart Longyear Group	2,428,699
		Austria – 2.7%
44,967		Andritz AG	4,458,478
48,000		Va Stahl AG	1,701,404
		TOTAL	6,159,882
		Bermuda – 3.5%
164,999		Invesco Ltd.	4,087,025
84,400		Signet Jewelers Ltd.	3,958,360
		TOTAL	8,045,385
		Brazil – 2.1%
47,545		Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	2,223,204
620,880		Pdg Realty SA Empreendimentos E Participacoes	2,653,812
		TOTAL	4,877,016
		Canada – 10.0%
38,200		Agrium, Inc.	3,249,963
471,900		Bombardier, Inc., Class B	2,265,425
148,490		Ensign Energy Services, Inc.	2,645,792
85,400		Finning International, Inc.	2,482,292
38,600		National Bank of Canada, Montreal	3,007,012
94,400		Nexen, Inc.	1,924,350
237,900	[1]	Precision Drilling Corp.	2,880,969
75,000		SNC-Lavalin Group, Inc.	2,834,908
29,100		Tim Horton's, Inc.	1,572,564
		TOTAL	22,863,275
		Cayman Islands – 1.9%
63,800		Herbalife Ltd.	4,224,198
		France – 8.1%
76,052		Accor SA	2,674,962
25,000		Bureau Veritas SA	2,065,403
50,000		Edenred	1,334,301
64,061		Faurecia	1,791,895
45,211	[1]	JC Decaux SA	1,254,690
56,000		Publicis Groupe	3,063,817
27,500		Remy Cointreau	2,694,017
34,500		Technip SA	3,765,868
		TOTAL	18,644,953
		Germany – 7.6%
59,985		Adidas AG	4,713,575
86,705		GEA Group AG	2,929,520
45,000		Heidelberger Zement AG	2,422,726
14,598		Hochtief AG	1,019,320
24,056		Hugo Boss AG, Preference	2,504,378
46,825		Leoni AG	2,348,175
24,206		Rheinmetall Berlin AG	1,468,169
		TOTAL	17,405,863
		Indonesia – 0.8%
913,500		Indocement Tunggal Prakarsa	1,767,248

Shares			Value
		Ireland – 1.1%
65,000		Ingersoll-Rand PLC, Class A	2,592,200
		Israel – 0.9%
61,265	[1]	NICE-Systems Ltd., ADR	2,094,650
		Italy – 3.5%
170,000		Davide Campari — Milano SpA	1,266,525
387,100	[1]	Prada Holding SpA	2,190,981
310,000	[1]	Yoox SpA	4,431,639
		TOTAL	7,889,145
		Japan – 8.6%
129,000		Chiyoda Corp.	1,653,561
137,000		Daihatsu Motor Co. Ltd.	2,625,735
40,500		Don Quijote Co. Ltd.	1,398,493
169,000		Fuji Heavy Industries	1,276,492
57,000		JGC Corp.	1,649,908
104,900		JSR Corp.	2,202,784
78,000		Nabtesco Corp.	1,817,345
58,300		Tamron Co. Ltd.	1,698,295
115,200		THK Co. Ltd.	2,438,912
379,000		Ube Industries	1,095,645
183,000		Yaskawa Electric Corp.	1,755,936
		TOTAL	19,613,106
		Jersey Channel Isle – 0.8%
55,558		Delphi Automotive PLC	1,777,856
		Luxembourg – 0.8%
260,748	[1]	SAF-Holland SA	1,789,086
		Mexico – 0.9%
555,660		Mexichem SA de CV	2,010,401
		Netherlands – 4.6%
30,458		ASM International NV	1,141,901
36,772		Fugro NV	2,700,408
94,825		Imtech NV	3,176,709
62,084		Koninklijke DSM NV	3,453,339
		TOTAL	10,472,357
		Norway – 3.5%
33,936		Fred Olsen Energy ASA	1,426,801
193,227		Opera Software ASA	1,227,244
234,399	[1]	Petroleum Geo-Services ASA	3,572,976
36,191		Yara International ASA	1,774,780
		TOTAL	8,001,801
		Panama – 0.8%
25,800		Copa Holdings SA, Class A	1,846,506
		Singapore – 4.9%
239,000		City Developments Ltd.	2,126,950
419,300		Keppel Corp. Ltd.	3,704,686
600,000		Sakari Resources, Ltd.	1,276,136
981,000		Sembcorp Marine Ltd.	4,196,498
		TOTAL	11,304,270
		South Korea – 0.5%
30,000		Hotel Shilla Co.	1,139,690
		Sweden – 3.1%
136,800		Assa Abloy AB, Class B	4,155,604

Shares			Value
100,523		Getinge AB, Class B	2,872,824
		TOTAL	7,028,428
		Switzerland – 1.6%
72,735		Adecco SA	3,645,192
		Thailand – 0.6%
2,615,400		Amata Corp. Public Co., Ltd.	1,443,158
		United Kingdom – 22.2%
121,998		Aggreko PLC	4,295,103
232,969		Amec PLC	4,099,140
138,987	[1]	ASOS PLC	4,059,629
546,000		Britvic PLC	3,299,036
117,851		Burberry Group PLC	2,646,373
69,069		Croda International PLC	2,366,837
189,300	[1]	Dialog Semiconductor PLC	4,064,283
305,236		Domino's Pizza UK & IRL PLC	2,155,561
159,777		InterContinental Hotels Group PLC	3,645,045
41,189		Johnson Matthey PLC	1,512,365
378,185		Kingfisher PLC	1,709,273
155,798		Rightmove PLC	3,584,013
436,500	[1]	SOCO International PLC	2,345,759
252,863	[1]	Telecity Group PLC	2,773,697
116,200		Weir Group PLC (The)	3,893,175
362,336		Wood Group (John) PLC	4,367,810
		TOTAL	50,817,099
		TOTAL COMMON STOCKS (IDENTIFIED COST $161,022,632)	219,881,464
		EXCHANGE TRADED FUNDS – 2.1%
		Japan – 1.0%
216,316		iShares MSCI Japan	2,160,997
		United States – 1.1%
58,733		iShares MSCI Emerging Market	2,602,459
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $4,475,048)	4,763,456
		MUTUAL FUND – 1.8%
4,144,354	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (IDENTIFIED COST $4,144,354)	4,144,354
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $169,642,034)[4]	228,789,274
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[5]	(568,491)
		TOTAL NET ASSETS — 100%	$228,220,783
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At February 29, 2012, the cost of investments for federal tax purposes was $169,642,034. The net unrealized appreciation from investments was $59,147,240. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $61,525,389 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,378,149.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$8,045,385	$ —	$ —	$8,045,385
International	211,836,079[1]	—	—	211,836,079
Exchange Traded Funds	4,763,456	—	—	4,763,456
Mutual Fund	4,144,354	—	—	4,144,354
TOTAL SECURITIES	$228,789,274	$ —	$ —	$228,789,274
1	Includes $134,227,843 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date April 23, 2012